OPERATING LEASES (Details) - Schedule of additional information related to leases - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Operating Leases
Operating cash flows from operating leases	$ 2,132,945	$ 2,116,363